Lease Liability	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Lease Liability
Lease Liability

7. Lease Liability

As of March 31, 2025, and December 31, 2024, The Company’s undiscounted lease obligations consisted of the following:

	March 31,	December 31,
	2025	2024
Gross lease obligation – minimum lease payments
1 year	$192,087	$200,755
2- 3 years	19,375	64,375
4-5 years	-	-

Future interest expense on lease obligations	(6,322)	(13,480)
Total lease liability	205,140	251,650

Current lease liability	185,175	189,368
Non-current lease liability	19,965	62,282
Total lease liability	205,140	251,650

Interest expense for the three months ended March 31, 2025, and March 31, 2024, was $8,907 and $27,008 respectively.

8. Lease Liability

As of December 31, 2024, and December 31, 2023, The Company’s undiscounted lease obligations consisted of the following:

	December 31,	December 31,
	2024	2023
Gross lease obligation – minimum lease payments
1 year	$200,755	$393,673
2- 3 years	64,375	73,588
4-5 years	-	-

Future interest expense on lease obligations	(13,480)	(41,927)
Total lease liability	251,650	425,334

Current lease liability	189,368	353,526
Non-current lease liability	62,282	71,808
Total lease liability	$251,650	$425,334

Interest expense for the year ended December 31, 2024, was $50,560 (year ended Decembre 31, 2023, $23,669).